Provision for Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		12 Months Ended
	Feb. 06, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Line Items]
Income (loss) before income taxes				$ (603)	$ 1,486	$ 639
Income tax holiday expected to expire, year				2024
Foreign taxes decreases due to impact of tax holiday				$ 24	$ 29
Benefit of tax holiday on net income per share (diluted)				$ 0.07	$ 0.11
Increase (decrease) in valuation allowance				$ (505)	$ 5
Benefit (provision) for income taxes				(851)	(104)	40
Capital in excess of par value		$ 15,679		15,679	15,150
Tax loss carryforwards		1,899		1,899
Tax credit carryforwards		749		749
Net income tax payable excluding liability for unrecognized tax benefits		10		10	26
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries		367		367	359
Total unrecognized tax benefits, if recognized, would impact the effective tax rate		125		125
Unrecognized tax benefits relates to interest and penalties				2	7	3
Liability for related interest and penalties		12		12	$ 14	$ 7
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | SP [Member]
Income Tax Disclosure [Line Items]
Benefit (provision) for income taxes		(392)
Capital in excess of par value		7		7
Subsequent Event [Member] | Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | SP [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in valuation allowance	$ (395)
United States [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in valuation allowance			$ (107)
Tax loss carryforwards		$ 270		$ 270